                       NEW ENGLAND LIFE INSURANCE COMPANY
                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

                           AMERICAN FORERUNNER SERIES

                      SUPPLEMENT DATED SEPTEMBER 24, 2002
                                     TO THE
                          PROSPECTUS DATED MAY 1, 2002

     This Supplement describes changes to the prospectus describing the American Forerunner Series variable annuity contracts (the "Contracts") issued by New England Life Insurance Company.

     Please note the following corrected address for New England Securities
Corporation:

     A free copy of the Statement of Additional Information may be obtained by writing to New England Securities Corporation at 501 Boylston Street, Boston, MA 02116 or calling 1-800-356-5015.

     You should retain this supplement with your contract prospectus for future reference.

     The following information replaces the information concerning the PIMCO Total Return Subaccount found under ACCUMULATION UNIT VALUES on page A-63 of the Prospectus.

                                                      1.15% VARIABLE ACCOUNT CHARGE
                                                     -------------------------------       NUMBER OF
                                                     ACCUMULATION                         ACCUMULATION
                                                     UNIT VALUE AT     ACCUMULATION          UNITS
                                                     BEGINNING OF      UNIT VALUE AT     OUTSTANDING AT
                                                        PERIOD         END OF PERIOD     END OF PERIOD
                                                     -------------     -------------     --------------
PIMCO Total Return Subaccount
  07/02/01* to 12/31/01............................    1.008542          1.056141          1,136,384

     The following information replaces the information concerning the PIMCO Total Return Subaccount found under ACCUMULATION UNIT VALUES on page A-65 of the Prospectus.

                                                      2.10% VARIABLE ACCOUNT CHARGE
                                                     -------------------------------       NUMBER OF
                                                     ACCUMULATION      ACCUMULATION       ACCUMULATION
                                                     UNIT VALUE AT     UNIT VALUE AT         UNITS
                                                     BEGINNING OF         END OF         OUTSTANDING AT
                                                        PERIOD            PERIOD         END OF PERIOD
                                                     -------------     -------------     --------------
PIMCO Total Return Subaccount
  07/02/01* to 12/31/01............................    1.004874          1.046965            24,484

---------------

* Date on which the Subaccount first became available.

VA269

                       NEW ENGLAND LIFE INSURANCE COMPANY
                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

                           AMERICAN FORERUNNER SERIES
                      SUPPLEMENT DATED SEPTEMBER 24, 2002

                   TO THE STATEMENT OF ADDITIONAL INFORMATION

                               DATED MAY 1, 2002

     This Supplement contains revisions to information contained in the Statement of Additional Information and should only be read along with the Prospectus dated May 1, 2002 as Supplemented September 24, 2002, and the May 1, 2002 American Forerunner Series Statement of Additional Information ("SAI").

     The information that follows replaces the information in the CALCULATION OF PERFORMANCE DATA that begins on page II-4 of the SAI concerning the PIMCO Total Return Subaccount only or the PIMCO Total Return Portfolio only, with respect to all Classes: the Standard Class, the B Plus Class, the C Class, the L Class and the P Class.

     For the STANDARD CLASS, the following replaces information with respect to the PIMCO Total Return Subaccount, which appears on pages II-8 and II-103, and the PIMCO Total Return Portfolio, which appears on pages II-29, II-51, II-53, II-56 and II-58:

STANDARD CLASS
--------------

                SUBACCOUNT AVERAGE ANNUAL TOTAL RETURN (p. II-8)

     For purchase payment allocated to the PIMCO Total Return Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................      -1.93%

STANDARD CLASS
--------------

           FUND TOTAL RETURN ADJUSTED FOR CONTRACT CHARGES (p. II-29)
                                 (NON-STANDARD)

     For purchase payment allocated to the PIMCO Total Return Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................      -1.85%

VA270

                    $10,000 SINGLE PURCHASE PAYMENT CONTRACT
                      INVESTMENT RESULTS -- STANDARD CLASS

                                                                        CONTRACT
                                                                        VALUE(1)
                                                                       (p. II-51)
                                                                    -----------------
                                                                          PIMCO
                                                                          TOTAL
                                                                         RETURN
                                                                    -----------------
As of December 31:
  1983......................................................
  1984......................................................
  1985......................................................
  1986......................................................
  1987......................................................
  1988......................................................
  1989......................................................
  1990......................................................
  1991......................................................
  1992......................................................
  1993......................................................
  1994......................................................
  1995......................................................
  1996......................................................
  1997......................................................
  1998......................................................
  1999......................................................
  2000......................................................
  2001......................................................           $10,439.76

                                                                        WITHDRAWAL
                                                                         VALUE(1)
                                                                        (p. II-53)
                                                                    -------------------
                                                                           PIMCO
                                                                           TOTAL
                                                                          RETURN
                                                                    -------------------
As of December 31:
  1983......................................................
  1984......................................................
  1985......................................................
  1986......................................................
  1987......................................................
  1988......................................................
  1989......................................................
  1990......................................................
  1991......................................................
  1992......................................................
  1993......................................................
  1994......................................................
  1995......................................................
  1996......................................................
  1997......................................................
  1998......................................................
  1999......................................................
  2000......................................................
  2001......................................................            $ 9,678.97

                                                                          ANNUAL PERCENTAGE
                                                                          CHANGE IN CONTRACT
                                                                         VALUE(1) (p. II-56)
                                                                    ------------------------------
                                                                                PIMCO
                                                                                TOTAL
                                                                                RETURN
                                                                    ------------------------------
As of December 31:
  1983......................................................
  1984......................................................
  1985......................................................
  1986......................................................
  1987......................................................
  1988......................................................
  1989......................................................
  1990......................................................
  1991......................................................
  1992......................................................
  1993......................................................
  1994......................................................
  1995......................................................
  1996......................................................
  1997......................................................
  1998......................................................
  1999......................................................
  2000......................................................
  2001......................................................                        4.40%
  Cumulative Return.........................................                        4.40
  Annual Effective Rate of Return...........................                        5.29

                                                                         ANNUAL PERCENTAGE
                                                                       CHANGE IN WITHDRAWAL
                                                                        VALUE(1) (p. II-58)
                                                                    ---------------------------
                                                                               PIMCO
                                                                               TOTAL
                                                                              RETURN
                                                                    ---------------------------
As of December 31:
  1983......................................................
  1984......................................................
  1985......................................................
  1986......................................................
  1987......................................................
  1988......................................................
  1989......................................................
  1990......................................................
  1991......................................................
  1992......................................................
  1993......................................................
  1994......................................................
  1995......................................................
  1996......................................................
  1997......................................................
  1998......................................................
  1999......................................................
  2000......................................................
  2001......................................................                     -3.21%
  Cumulative Return.........................................                     -3.21
  Annual Effective Rate of Return...........................                     -3.83

STANDARD CLASS
--------------

PIMCO TOTAL RETURN SUBACCOUNT (p. II-103)

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
10 months ended December 31, 2001.............     5.2%        6.0%       1.000000      1.052336

---------------

* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

     For the B PLUS CLASS, the following replaces information with respect to the PIMCO Total Return Subaccount, which appears on pages II-12 and II-112, and the PIMCO Total Return Portfolio, which appears on pages II-33, II-60, II-62, II-65 and II-67:

B PLUS CLASS
--------------

               SUBACCOUNT AVERAGE ANNUAL TOTAL RETURN (p. II-12)

     For purchase payment allocated to the PIMCO Total Return Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................   0.06%

B PLUS CLASS
--------------

           FUND TOTAL RETURN ADJUSTED FOR CONTRACT CHARGES (p. II-33)
                                 (NON-STANDARD)

     For purchase payment allocated to the PIMCO Total Return Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................   0.07%

                    $10,000 SINGLE PURCHASE PAYMENT CONTRACT
                       INVESTMENT RESULTS -- B PLUS CLASS

                                                                        CONTRACT
                                                                        VALUE(1)
                                                                       (p. II-60)
                                                                    -----------------
                                                                          PIMCO
                                                                          TOTAL
                                                                         RETURN
                                                                    -----------------
As of December 31:
  1983......................................................
  1984......................................................
  1985......................................................
  1986......................................................
  1987......................................................
  1988......................................................
  1989......................................................
  1990......................................................
  1991......................................................
  1992......................................................
  1993......................................................
  1994......................................................
  1995......................................................
  1996......................................................
  1997......................................................
  1998......................................................
  1999......................................................
  2000......................................................
  2001......................................................           $10,816.39

                                                                        WITHDRAWAL
                                                                         VALUE(1)
                                                                        (p. II-62)
                                                                    -------------------
                                                                           PIMCO
                                                                           TOTAL
                                                                          RETURN
                                                                    -------------------
As of December 31:
  1983......................................................
  1984......................................................
  1985......................................................
  1986......................................................
  1987......................................................
  1988......................................................
  1989......................................................
  1990......................................................
  1991......................................................
  1992......................................................
  1993......................................................
  1994......................................................
  1995......................................................
  1996......................................................
  1997......................................................
  1998......................................................
  1999......................................................
  2000......................................................
  2001......................................................            $ 9,986.39

                                                                          ANNUAL PERCENTAGE
                                                                          CHANGE IN CONTRACT
                                                                         VALUE(1) (p. II-65)
                                                                    ------------------------------
                                                                                PIMCO
                                                                                TOTAL
                                                                                RETURN
                                                                    ------------------------------
As of December 31:
  1983......................................................
  1984......................................................
  1985......................................................
  1986......................................................
  1987......................................................
  1988......................................................
  1989......................................................
  1990......................................................
  1991......................................................
  1992......................................................
  1993......................................................
  1994......................................................
  1995......................................................
  1996......................................................
  1997......................................................
  1998......................................................
  1999......................................................
  2000......................................................
  2001......................................................                        8.16%
  Cumulative Return.........................................                        8.16
  Annual Effective Rate of Return...........................                        9.85

                                                                         ANNUAL PERCENTAGE
                                                                       CHANGE IN WITHDRAWAL
                                                                        VALUE(1) (p. II-67)
                                                                    ---------------------------
                                                                               PIMCO
                                                                               TOTAL
                                                                              RETURN
                                                                    ---------------------------
As of December 31:
  1983......................................................
  1984......................................................
  1985......................................................
  1986......................................................
  1987......................................................
  1988......................................................
  1989......................................................
  1990......................................................
  1991......................................................
  1992......................................................
  1993......................................................
  1994......................................................
  1995......................................................
  1996......................................................
  1997......................................................
  1998......................................................
  1999......................................................
  2000......................................................
  2001......................................................                     -0.14%
  Cumulative Return.........................................                     -0.14
  Annual Effective Rate of Return...........................                     -0.16

PIMCO TOTAL RETURN SUBACCOUNT (p. II-112)

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
10 months ended December 31, 2001.............     5.0%       5.60%       1.000000      1.049534

---------------

* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

     For the C CLASS, the following replaces information with respect to the PIMCO Total Return Subaccount, which appears on pages II-16 and II-121, and the PIMCO Total Return Portfolio, which appears on pages II-37, II-69, II-71, II-74 and II-76:

C CLASS
--------------

               SUBACCOUNT AVERAGE ANNUAL TOTAL RETURN (p. II-16)

     For purchase payment allocated to the PIMCO Total Return Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................   4.87%

C CLASS
--------------

           FUND TOTAL RETURN ADJUSTED FOR CONTRACT CHARGES (p. II-37)
                                 (NON-STANDARD)

     For purchase payment allocated to the PIMCO Total Return Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................   4.87%

                    $10,000 SINGLE PURCHASE PAYMENT CONTRACT
                         INVESTMENT RESULTS -- C CLASS

                                                                        CONTRACT
                                                                        VALUE(1)
                                                                       (p. II-69)
                                                                    -----------------
                                                                          PIMCO
                                                                          TOTAL
                                                                         RETURN
                                                                    -----------------
As of December 31:
  1983......................................................
  1984......................................................
  1985......................................................
  1986......................................................
  1987......................................................
  1988......................................................
  1989......................................................
  1990......................................................
  1991......................................................
  1992......................................................
  1993......................................................
  1994......................................................
  1995......................................................
  1996......................................................
  1997......................................................
  1998......................................................
  1999......................................................
  2000......................................................
  2001......................................................           $10,400.37

                                                                        WITHDRAWAL
                                                                         VALUE(1)
                                                                        (p. II-71)
                                                                    -------------------
                                                                           PIMCO
                                                                           TOTAL
                                                                          RETURN
                                                                    -------------------
As of December 31:
  1983......................................................
  1984......................................................
  1985......................................................
  1986......................................................
  1987......................................................
  1988......................................................
  1989......................................................
  1990......................................................
  1991......................................................
  1992......................................................
  1993......................................................
  1994......................................................
  1995......................................................
  1996......................................................
  1997......................................................
  1998......................................................
  1999......................................................
  2000......................................................
  2001......................................................            $10,370.37

                                                                          ANNUAL PERCENTAGE
                                                                          CHANGE IN CONTRACT
                                                                         VALUE(1) (p. II-74)
                                                                    ------------------------------
                                                                                PIMCO
                                                                                TOTAL
                                                                                RETURN
                                                                    ------------------------------
As of December 31:
  1983......................................................
  1984......................................................
  1985......................................................
  1986......................................................
  1987......................................................
  1988......................................................
  1989......................................................
  1990......................................................
  1991......................................................
  1992......................................................
  1993......................................................
  1994......................................................
  1995......................................................
  1996......................................................
  1997......................................................
  1998......................................................
  1999......................................................
  2000......................................................
  2001......................................................                        4.40%
  Cumulative Return.........................................                        4.40
  Annual Effective Rate of Return...........................                        4.81

                                                                         ANNUAL PERCENTAGE
                                                                       CHANGE IN WITHDRAWAL
                                                                        VALUE(1) (p. II-76)
                                                                    ---------------------------
                                                                               PIMCO
                                                                               TOTAL
                                                                              RETURN
                                                                    ---------------------------
As of December 31:
  1983......................................................
  1984......................................................
  1985......................................................
  1986......................................................
  1987......................................................
  1988......................................................
  1989......................................................
  1990......................................................
  1991......................................................
  1992......................................................
  1993......................................................
  1994......................................................
  1995......................................................
  1996......................................................
  1997......................................................
  1998......................................................
  1999......................................................
  2000......................................................
  2001......................................................                      3.70%
  Cumulative Return.........................................                      3.70
  Annual Effective Rate of Return...........................                      4.45

PIMCO TOTAL RETURN SUBACCOUNT (p. II-121)

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
10 months ended December 31, 2001.............     5.0%        5.6%       1.000000      1.049534

---------------

* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

     For the L CLASS, the following replaces information with respect to the PIMCO Total Return Subaccount, which appears on pages II-20 and II-130, and the PIMCO Total Return Portfolio, which appears on pages II-42, II-78, II-80, II-83 and II-85:

L CLASS
--------------

               SUBACCOUNT AVERAGE ANNUAL TOTAL RETURN (p. II-20)

     For purchase payment allocated to the PIMCO Total Return Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................   -2.03%

L CLASS
--------------

           FUND TOTAL RETURN ADJUSTED FOR CONTRACT CHARGES(p. II-42)
                                 (NON-STANDARD)

     For purchase payment allocated to the PIMCO Total Return Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................    -2.01%

                    $10,000 SINGLE PURCHASE PAYMENT CONTRACT
                         INVESTMENT RESULTS -- L CLASS

                                                                        CONTRACT
                                                                        VALUE(1)
                                                                       (p. II-78)
                                                                    -----------------
                                                                          PIMCO
                                                                          TOTAL
                                                                         RETURN
                                                                    -----------------
As of December 31:
  1983......................................................
  1984......................................................
  1985......................................................
  1986......................................................
  1987......................................................
  1988......................................................
  1989......................................................
  1990......................................................
  1991......................................................
  1992......................................................
  1993......................................................
  1994......................................................
  1995......................................................
  1996......................................................
  1997......................................................
  1998......................................................
  1999......................................................
  2000......................................................
  2001......................................................           $10,412.06

                                                                        WITHDRAWAL
                                                                         VALUE(1)
                                                                        (p. II-80)
                                                                    -------------------
                                                                           PIMCO
                                                                           TOTAL
                                                                          RETURN
                                                                    -------------------
As of December 31:
  1983......................................................
  1984......................................................
  1985......................................................
  1986......................................................
  1987......................................................
  1988......................................................
  1989......................................................
  1990......................................................
  1991......................................................
  1992......................................................
  1993......................................................
  1994......................................................
  1995......................................................
  1996......................................................
  1997......................................................
  1998......................................................
  1999......................................................
  2000......................................................
  2001......................................................            $ 9,653.21

                                                                          ANNUAL PERCENTAGE
                                                                          CHANGE IN CONTRACT
                                                                         VALUE(1) (p. II-83)
                                                                    ------------------------------
                                                                                PIMCO
                                                                                TOTAL
                                                                                RETURN
                                                                    ------------------------------
As of December 31:
  1983......................................................
  1984......................................................
  1985......................................................
  1986......................................................
  1987......................................................
  1988......................................................
  1989......................................................
  1990......................................................
  1991......................................................
  1992......................................................
  1993......................................................
  1994......................................................
  1995......................................................
  1996......................................................
  1997......................................................
  1998......................................................
  1999......................................................
  2000......................................................
  2001......................................................                        4.12%
  Cumulative Return.........................................                        4.12
  Annual Effective Rate of Return...........................                        4.95

                                                                         ANNUAL PERCENTAGE
                                                                       CHANGE IN WITHDRAWAL
                                                                        VALUE(1) (p. II-85)
                                                                    ---------------------------
                                                                               PIMCO
                                                                               TOTAL
                                                                              RETURN
                                                                    ---------------------------
As of December 31:
  1983......................................................
  1984......................................................
  1985......................................................
  1986......................................................
  1987......................................................
  1988......................................................
  1989......................................................
  1990......................................................
  1991......................................................
  1992......................................................
  1993......................................................
  1994......................................................
  1995......................................................
  1996......................................................
  1997......................................................
  1998......................................................
  1999......................................................
  2000......................................................
  2001......................................................                     -3.47%
  Cumulative Return.........................................                     -3.47
  Annual Effective Rate of Return...........................                     -4.14

PIMCO TOTAL RETURN SUBACCOUNT (p. II-130)

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                                % CHANGE     ANNUAL      BEGINNING        END
                                                IN UNIT     EFFECTIVE    OF PERIOD     OF PERIOD
                                                 VALUE        RATE       UNIT VALUE    UNIT VALUE
                                                --------    ---------    ----------    ----------
10 months ended December 31, 2001.............     5.1%        5.8%       1.000000      1.050762

---------------

* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

     For the P CLASS, the following replaces information with respect to the PIMCO Total Return Subaccount, which appears on pages II-24 and II-139, and the PIMCO Total Return Portfolio, which appears on pages II-47, II-87, II-89, II-92 and II-94:

P CLASS
--------------

               SUBACCOUNT AVERAGE ANNUAL TOTAL RETURN (p. II-24)

     For purchase payment allocated to the PIMCO Total Return Subaccount

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Subaccount...........................    -2.82%

P CLASS
--------------

           FUND TOTAL RETURN ADJUSTED FOR CONTRACT CHARGES (p. II-47)
                                 (NON-STANDARD)

     For purchase payment allocated to the PIMCO Total Return Portfolio

              PERIOD ENDING DECEMBER 31, 2001
              -------------------------------
Since Inception of the Fund.................................    -2.71%

                    $10,000 SINGLE PURCHASE PAYMENT CONTRACT
                         INVESTMENT RESULTS -- P CLASS

                                                                        CONTRACT
                                                                        VALUE(1)
                                                                       (p. II-87)
                                                                    -----------------
                                                                          PIMCO
                                                                          TOTAL
                                                                         RETURN
                                                                    -----------------
As of December 31:
  1983......................................................
  1984......................................................
  1985......................................................
  1986......................................................
  1987......................................................
  1988......................................................
  1989......................................................
  1990......................................................
  1991......................................................
  1992......................................................
  1993......................................................
  1994......................................................
  1995......................................................
  1996......................................................
  1997......................................................
  1998......................................................
  1999......................................................
  2000......................................................
  2001......................................................           $10,439.76

                                                                        WITHDRAWAL
                                                                         VALUE(1)
                                                                        (p. II-89)
                                                                    -------------------
                                                                           PIMCO
                                                                           TOTAL
                                                                          RETURN
                                                                    -------------------
As of December 31:
  1983......................................................
  1984......................................................
  1985......................................................
  1986......................................................
  1987......................................................
  1988......................................................
  1989......................................................
  1990......................................................
  1991......................................................
  1992......................................................
  1993......................................................
  1994......................................................
  1995......................................................
  1996......................................................
  1997......................................................
  1998......................................................
  1999......................................................
  2000......................................................
  2001......................................................            $ 9,609.76

                                                                          ANNUAL PERCENTAGE
                                                                          CHANGE IN CONTRACT
                                                                         VALUE(1) (p. II-92)
                                                                    ------------------------------
                                                                                PIMCO
                                                                                TOTAL
                                                                                RETURN
                                                                    ------------------------------
As of December 31:
  1983......................................................
  1984......................................................
  1985......................................................
  1986......................................................
  1987......................................................
  1988......................................................
  1989......................................................
  1990......................................................
  1991......................................................
  1992......................................................
  1993......................................................
  1994......................................................
  1995......................................................
  1996......................................................
  1997......................................................
  1998......................................................
  1999......................................................
  2000......................................................
  2001......................................................                        4.40%
  Cumulative Return.........................................                        4.40
  Annual Effective Rate of Return...........................                        5.29

                                                                         ANNUAL PERCENTAGE
                                                                       CHANGE IN WITHDRAWAL
                                                                        VALUE(1) (p. II-94)
                                                                    ---------------------------
                                                                               PIMCO
                                                                               TOTAL
                                                                              RETURN
                                                                    ---------------------------
As of December 31:
  1983......................................................
  1984......................................................
  1985......................................................
  1986......................................................
  1987......................................................
  1988......................................................
  1989......................................................
  1990......................................................
  1991......................................................
  1992......................................................
  1993......................................................
  1994......................................................
  1995......................................................
  1996......................................................
  1997......................................................
  1998......................................................
  1999......................................................
  2000......................................................
  2001......................................................                     -3.90%
  Cumulative Return.........................................                     -3.90
  Annual Effective Rate of Return...........................                     -4.65

PIMCO TOTAL RETURN SUBACCOUNT (p. II-139)

       PERCENT CHANGE IN UNIT VALUE AND ANNUAL EFFECTIVE RATE OF RETURN*

                                          % CHANGE      ANNUAL       BEGINNING          END
                                          IN UNIT      EFFECTIVE     OF PERIOD       OF PERIOD
                                           VALUE         RATE        UNIT VALUE     UNIT VALUE
                                          --------     ---------     ----------     -----------
10 months ended December 31, 2001.......    5.4%          6.1%        1.000000       1.053729

---------------

* Unit values do not reflect the impact of any Withdrawal Charge, premium tax charge, or the annual Contract Administrative Fee.

     The information that follows replaces the information in the HISTORICAL ILLUSTRATIONS OF ANNUITY PAYOUTS that begins on page II-151 of the SAI concerning the PIMCO Total Return Portfolio only, with respect to all Classes: the Standard Class, the B Plus Class, the C Class, the L Class and the P Class.

     For the STANDARD CLASS, the following replaces information with respect to the PIMCO Total Return Portfolio, which appears on page II-154.

STANDARD CLASS

               AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN WITH
                    100% OF THE CONTRACT VALUE INVESTED IN:

                                STANDARD CLASS
                                --------------
 PAYMENT   CALENDAR              PIMCO TOTAL
  YEAR       YEAR       AGE         RETURN
 -------   --------     ---     --------------
   1         1983       65
   2         1984       66
   3         1985       67
   4         1986       68
   5         1987       69
   6         1988       70
   7         1989       71
   8         1990       72
   9         1991       73
  10         1992       74
  11         1993       75
  12         1994       76
  13         1995       77
  14         1996       78
  15         1997       79
  16         1998       80
  17         1999       81
  18         2000       82
  19         2001       83         $836.18
  20         2002       84          860.83

     For the B PLUS CLASS, the following replaces information with respect to the PIMCO Total Return Portfolio, which appears on page II-157.

B PLUS CLASS

               AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN WITH
                    100% OF THE CONTRACT VALUE INVESTED IN:

                                BONUS CLASS
                                -----------
 PAYMENT   CALENDAR             PIMCO TOTAL
  YEAR       YEAR       AGE       RETURN
 -------   --------     ---     -----------
   1         1983       65
   2         1984       66
   3         1985       67
   4         1986       68
   5         1987       69
   6         1988       70
   7         1989       71
   8         1990       72
   9         1991       73
  10         1992       74
  11         1993       75
  12         1994       76
  13         1995       77
  14         1996       78
  15         1997       79
  16         1998       80
  17         1999       81
  18         2000       82
  19         2001       83        $804.02
  20         2002       84         827.72

     For the C CLASS, the following replaces information with respect to the PIMCO Total Return Portfolio, which appears on page II-160.

C CLASS

               AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN WITH
                    100% OF THE CONTRACT VALUE INVESTED IN:

                                  C CLASS
                                -----------
 PAYMENT   CALENDAR             PIMCO TOTAL
  YEAR       YEAR       AGE       RETURN
 -------   --------     ---     -----------
   1         1983       65
   2         1984       66
   3         1985       67
   4         1986       68
   5         1987       69
   6         1988       70
   7         1989       71
   8         1990       72
   9         1991       73
  10         1992       74
  11         1993       75
  12         1994       76
  13         1995       77
  14         1996       78
  15         1997       79
  16         1998       80
  17         1999       81
  18         2000       82
  19         2001       83        $836.18
  20         2002       84         859.18

     For the L CLASS, the following replaces information with respect to the PIMCO Total Return Portfolio, which appears on page II-163.

L CLASS

               AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN WITH
                    100% OF THE CONTRACT VALUE INVESTED IN:

                                  L CLASS
                                -----------
 PAYMENT   CALENDAR             PIMCO TOTAL
  YEAR       YEAR       AGE       RETURN
 -------   --------     ---     -----------
   1         1983       65
   2         1984       66
   3         1985       67
   4         1986       68
   5         1987       69
   6         1988       70
   7         1989       71
   8         1990       72
   9         1991       73
  10         1992       74
  11         1993       75
  12         1994       76
  13         1995       77
  14         1996       78
  15         1997       79
  16         1998       80
  17         1999       81
  18         2000       82
  19         2001       83        $836.18
  20         2002       84         859.19

     For the P CLASS, the following replaces information with respect to the PIMCO Total Return Portfolio, which appears on page II-166.

P CLASS

               AMOUNT OF FIRST MONTHLY PAYMENT IN YEAR SHOWN WITH
                    100% OF THE CONTRACT VALUE INVESTED IN:

                                  P CLASS
                                -----------
 PAYMENT   CALENDAR             PIMCO TOTAL
  YEAR       YEAR       AGE       RETURN
 -------   --------     ---     -----------
   1         1983       65
   2         1984       66
   3         1985       67
   4         1986       68
   5         1987       69
   6         1988       70
   7         1989       71
   8         1990       72
   9         1991       73
  10         1992       74
  11         1993       75
  12         1994       76
  13         1995       77
  14         1996       78
  15         1997       79
  16         1998       80
  17         1999       81
  18         2000       82
  19         2001       83        $836.18
  20         2002       84         860.83

     The following replaces information in the ACCUMULATION UNIT VALUES (CONDENSED FINANCIAL INFORMATION) that begins on page II-167 of the SAI with respect to the PIMCO Total Return Subaccount only which appears on pages II-168, II-170, II-172, II-174, II-176, II-178, II-180, II-182, II-184, II-186 and
II-188:

                                                           1.25% VARIABLE ACCOUNT CHARGE (p. II-168)
                                                                                              NUMBER OF
                                                      ACCUMULATION                           ACCUMULATION
                                                       UNIT VALUE         ACCUMULATION          UNITS
                                                      AT BEGINNING       UNIT VALUE AT      OUTSTANDING AT
                                                        OF PERIOD        END OF PERIOD      END OF PERIOD
                                                     ---------------     --------------     --------------
PIMCO Total Return Subaccount
  07/02/01* to 12/31/01............................     1.008155            1.054911          1,119,475

                                                           1.35% VARIABLE ACCOUNT CHARGE (p. II-170)
                                                                                              NUMBER OF
                                                      ACCUMULATION                           ACCUMULATION
                                                       UNIT VALUE         ACCUMULATION          UNITS
                                                      AT BEGINNING       UNIT VALUE AT      OUTSTANDING AT
                                                        OF PERIOD        END OF PERIOD      END OF PERIOD
                                                     ---------------     --------------     --------------
PIMCO Total Return Subaccount
  07/02/01* to 12/31/01............................     1.007769            1.054194            654,487

                                                           1.40% VARIABLE ACCOUNT CHARGE (p. II-172)
                                                                                              NUMBER OF
                                                      ACCUMULATION                           ACCUMULATION
                                                       UNIT VALUE         ACCUMULATION          UNITS
                                                      AT BEGINNING       UNIT VALUE AT      OUTSTANDING AT
                                                        OF PERIOD        END OF PERIOD      END OF PERIOD
                                                     ---------------     --------------     --------------
PIMCO Total Return Subaccount
  07/02/01* to 12/31/01............................     1.007576            1.053729           194,398

                                                           1.50% VARIABLE ACCOUNT CHARGE (p. II-174)
                                                                                              NUMBER OF
                                                      ACCUMULATION                           ACCUMULATION
                                                       UNIT VALUE         ACCUMULATION          UNITS
                                                      AT BEGINNING       UNIT VALUE AT      OUTSTANDING AT
                                                        OF PERIOD        END OF PERIOD      END OF PERIOD
                                                     ---------------     --------------     --------------
PIMCO Total Return Subaccount
  07/02/01* to 12/31/01............................     1.007189            1.052336           385,965

                                                           1.60% VARIABLE ACCOUNT CHARGE (p. II-176)
                                                                                              NUMBER OF
                                                      ACCUMULATION                           ACCUMULATION
                                                       UNIT VALUE         ACCUMULATION          UNITS
                                                      AT BEGINNING       UNIT VALUE AT      OUTSTANDING AT
                                                        OF PERIOD        END OF PERIOD      END OF PERIOD
                                                     ---------------     --------------     --------------
PIMCO Total Return Subaccount
  07/02/01* to 12/31/01............................     1.006803            1.052106          1,449,917

                                                           1.65% VARIABLE ACCOUNT CHARGE (p. II-178)
                                                                                              NUMBER OF
                                                      ACCUMULATION                           ACCUMULATION
                                                       UNIT VALUE         ACCUMULATION          UNITS
                                                      AT BEGINNING       UNIT VALUE AT      OUTSTANDING AT
                                                        OF PERIOD        END OF PERIOD      END OF PERIOD
                                                     ---------------     --------------     --------------
PIMCO Total Return Subaccount
  07/02/01* to 12/31/01............................     1.006610            1.050993           105,424

                                                           1.70% VARIABLE ACCOUNT CHARGE (p. II-180)
                                                           -----------------------------
                                                                                              NUMBER OF
                                                      ACCUMULATION                           ACCUMULATION
                                                       UNIT VALUE         ACCUMULATION          UNITS
                                                      AT BEGINNING       UNIT VALUE AT      OUTSTANDING AT
                                                        OF PERIOD        END OF PERIOD      END OF PERIOD
                                                     ---------------     --------------     --------------
PIMCO Total Return Subaccount
  07/02/01* to 12/31/01............................     1.006417            1.050877           562,362

                                                           1.75% VARIABLE ACCOUNT CHARGE (p. II-182)
                                                           -----------------------------
                                                                                              NUMBER OF
                                                      ACCUMULATION                           ACCUMULATION
                                                       UNIT VALUE         ACCUMULATION          UNITS
                                                      AT BEGINNING       UNIT VALUE AT      OUTSTANDING AT
                                                        OF PERIOD        END OF PERIOD      END OF PERIOD
                                                     ---------------     --------------     --------------
PIMCO Total Return Subaccount
  07/02/01* to 12/31/01............................     1.006224            1.050762            67,026

                                                           1.85% VARIABLE ACCOUNT CHARGE (p. II-184)
                                                           -----------------------------
                                                                                              NUMBER OF
                                                      ACCUMULATION                           ACCUMULATION
                                                       UNIT VALUE         ACCUMULATION          UNITS
                                                      AT BEGINNING       UNIT VALUE AT      OUTSTANDING AT
                                                        OF PERIOD        END OF PERIOD      END OF PERIOD
                                                     ---------------     --------------     --------------
PIMCO Total Return Subaccount
  07/02/01* to 12/31/01............................     1.005838            1.049534           287,549

                                                           1.95% VARIABLE ACCOUNT CHARGE (p. II-186)
                                                           -----------------------------
                                                                                              NUMBER OF
                                                      ACCUMULATION                           ACCUMULATION
                                                       UNIT VALUE         ACCUMULATION          UNITS
                                                      AT BEGINNING       UNIT VALUE AT      OUTSTANDING AT
                                                        OF PERIOD        END OF PERIOD      END OF PERIOD
                                                     ---------------     --------------     --------------
PIMCO Total Return Subaccount
  07/02/01* to 12/31/01............................     1.005452            1.048307             --

                                                           2.00% VARIABLE ACCOUNT CHARGE (p. II-188)
                                                           -----------------------------
                                                                                              NUMBER OF
                                                      ACCUMULATION                           ACCUMULATION
                                                       UNIT VALUE         ACCUMULATION          UNITS
                                                      AT BEGINNING       UNIT VALUE AT      OUTSTANDING AT
                                                        OF PERIOD        END OF PERIOD      END OF PERIOD
                                                     ---------------     --------------     --------------
PIMCO Total Return Subaccount
  07/02/01* to 12/31/01............................     1.005260            1.048192             --

---------------

* Date on which the Subaccount first became available.

                                                                          VA 270
                                        20